2012 Separation Transaction (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Extraordinary Item [Line Items]
Total pre-tax separation charges (gain)	$ 15	$ 14
Continuing Operations
Extraordinary Item [Line Items]
Selling, general and administrative expenses (SG&A)	15	13
Separation costs	0	5
Total pre-tax separation charges (gain)	$ 15	$ 18